Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Minimum Commitments to be Incurred under Vessel Operating Leases
As at December 31, 2018, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels were approximately $283.9 million, comprised as follows:

	2019	2020	2021	2022	2023	Beyond 2023
	(in millions of U.S. Dollars)
Charters-in – operating leases	92.6	74.3	53.4	9.1	9.1	5.6
Charters-in – operating leases (1)	23.7	16.1	—	—	—	—
	116.3	90.4	53.4	9.1	9.1	5.6

(1)
As at December 31, 2018, Teekay LNG was chartering in a vessel at a fixed-rate from its 52%-owned joint venture with Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) for a period of two years until September 2020. Teekay LNG recognizes the expense from this charter on a straight-line basis over the firm period of the charter and this expense is presented as time-charter hire expense in the Company's consolidated statements of (loss) income.

Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts
As at December 31, 2018, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(1) $	Sublease Payments(1)(2) $
2019	21,242	23,875
2020	21,242	23,875
2021	21,242	23,875
2022	21,242	23,875
2023	21,242	23,875
Thereafter	111,611	125,485
Total	217,821	244,860

(1)
The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2018, Teekay LNG had received $292.6 million of aggregate Head Lease receipts and had paid $236.3 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings, is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2018, $3.7 million (December 31, 2017 – $3.7 million) and $29.3 million (December 31, 2017 – $33.0 million) of Head Lease receipts had been deferred and included in accrued liabilities and other and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.

(2)	The amount of payments under the Subleases is updated annually to reflect any changes in the lease payments due to changes in tax law.